Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000012146
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Balanced Portfolio
C000012149
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio
C000012150
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Small Company Growth Portfolio
C000012151
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio
C000012153
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Capital Growth Portfolio
C000012154
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Diversified Value Portfolio
C000012155
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Equity Income Portfolio
C000012157
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Growth Portfolio
C000012158
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - High Yield Bond Portfolio
C000012159
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - International Portfolio
Without Sales Load [Member] | C000012146
Average Annual Return [Line Items]
Average Annual Return, Percent	16.46%	9.29%	10.03%
Without Sales Load [Member] | C000012149
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%	2.23%	2.81%
Without Sales Load [Member] | C000012150
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%	3.81%	9.61%
Without Sales Load [Member] | C000012151
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%	(0.51%)	1.90%
Without Sales Load [Member] | C000012153
Average Annual Return [Line Items]
Average Annual Return, Percent	28.98%	13.97%	14.96%
Without Sales Load [Member] | C000012154
Average Annual Return [Line Items]
Average Annual Return, Percent	16.83%	13.24%	11.76%
Without Sales Load [Member] | C000012155
Average Annual Return [Line Items]
Average Annual Return, Percent	16.80%	12.59%	11.52%
Without Sales Load [Member] | C000012157
Average Annual Return [Line Items]
Average Annual Return, Percent	16.89%	11.36%	15.58%
Without Sales Load [Member] | C000012158
Average Annual Return [Line Items]
Average Annual Return, Percent	9.18%	4.05%	5.62%
Without Sales Load [Member] | C000012159
Average Annual Return [Line Items]
Average Annual Return, Percent	19.97%	0.62%	10.48%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.05%	13.07%	14.21%
NACC2 Index: Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent	7.21%	(0.37%)	2.05%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.05%	13.07%	14.21%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.05%	13.07%	14.21%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.05%	13.07%	14.21%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.05%	13.07%	14.21%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
NACC2 Index: MSCI All Country World Index ex USA Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Average Annual Return, Percent	32.39%	7.91%	8.41%
NACC2 Index: Variable Insurance Balanced Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Insurance Balanced Composite Index
Average Annual Return, Percent	14.31%	9.20%	10.61%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.05%	13.07%	14.21%
NACC2 Index: Bloomberg U.S. 1-5 Year Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Credit Bond Index
Average Annual Return, Percent	6.74%	2.15%	2.84%
NACC2 Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	10.31%	2.98%	10.55%
NACC2 Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
NACC2 Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%
NACC2 Index: FTSE High Dividend Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE High Dividend Yield Index
Average Annual Return, Percent	15.50%	12.75%	11.38%
NACC2 Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%
NACC2 Index: High-Yield Corporate Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High-Yield Corporate Composite Index
Average Annual Return, Percent	8.63%	3.97%	5.93%